March 16, 2006

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 First Street, N.E.

Washington, D.C. 20549

Attn:	Keira Ino
Mail Stop 6010

Re:	Radiologix, Inc.
Form 10-K for the Fiscal Year Ended December 31, 2004
Filed March 15, 2005
File No. 001-15861

Dear Ms. Ino:

Attached is a draft of our proposed restated Annual Report on Form 10-K for the year ended December 31, 2004. At your suggestion, we are forwarding this to you for the SEC’s review prior to filing. As you review the draft, you will notice that in addition to the restatement of our acquisition of an equipment financing right from PresGar Companies, LLC, we have made other changes based on conversations with our external auditors, Ernst & Young.

We are working on the restatement of our Form 10-Q for each of the first three quarters of 2005 and we will be sending these to you very soon.

Mr. Murdock will be out of the office until Monday, March 20th, but you may contact me at (214) 303-2793 in the meantime if you have any questions with regard to the attached document. We appreciate your willingness to review this proposed restatement and look forward to receiving your comments very soon. As Mr. Murdock informed you earlier this month, we will not be able to file our Annual Report on Form 10-K for the year ended December 31, 2005 until these restatements have been filed.

Respectfully submitted,

/s/ Chris Doty

Chris Doty

Vice President, Corporate Controller